Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002893
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class AAA
C000002895
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class C
C000002896
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class I
C000002892
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	48,120	41,051	30,754	24,195	29,786	20,902	16,955	15,198	12,406	10,302	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	48,120	41,051	30,754	24,195	29,786	20,902	16,955	15,198	12,406	10,302	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	48,120	41,051	30,754	24,195	29,786	20,902	16,955	15,198	12,406	10,302	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	$ 48,120	$ 41,051	$ 30,754	$ 24,195	$ 29,786	$ 20,902	$ 16,955	$ 15,198	$ 12,406	$ 10,302	$ 10,000